Related Parties (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	May 10, 2018	Sep. 28, 2017	May 15, 2017	Mar. 15, 2017	Jul. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	Jun. 30, 2019	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Warrants exercise price									$ 40		$ 40
Professional fees									$ 997,000	$ 895,000	$ 1,837,000	$ 1,519,000	$ 3,918,000	$ 2,078,000
Returned shares of common stock		658
Granted options											0		36,073	23,719
Chief Executive Officer [Member] | April One Two Thousand Sixteen[Member] | Employment Agreement [Member]
Officers compensation													$ 750,000	$ 750,000
Chief Executive Officer [Member] | Two Thousand Seventeen Plan [Member] | April One Two Thousand Sixteen[Member]
Warrants exercise price													$ 160.00
Expiration date of the option													March 14, 2027
Exercisable period of the option													Mar. 15, 2017
Granted options													1,250
J. Steven Holmes [Member]
Professional fees									$ 360,000	$ 180,000	$ 360,000	$ 180,000	$ 720,000	700,000
Price per share					$ 23.28	$ 23.28
Proceeds from cash against future services							$ 325,000	$ 325,000
Returned shares of common stock					13,954	13,954
J. Steven Holmes [Member] | Two Thousand Seventeen Plan [Member] | On May Fifteen Two Thousand Seventeen [Member]
Warrants exercise price			$ 160.00
Expiration date of the option			March 14, 2027
Mark Absher [Member] | Two Thousand Seventeen Plan [Member] | On May Fifteen Two Thousand Seventeen [Member]
Exercisable period of the option			Mar. 15, 2017
Granted options			1,250
J Stephan Holmes [Member] | Two Thousand Seventeen Plan [Member]
Warrants exercise price				$ 160.00
Expiration date of the option				March 14, 2027
Exercisable period of the option				Mar. 15, 2017
Granted options				1,250
Mark Absher One [Member] | Two Thousand Seventeen Plan [Member]
Warrants exercise price	$ 100.00
Expiration date of the option	May 2028
Exercisable period of the option	May 01, 2018
Officers compensation													$ 275,000	$ 300,000
Additional shares of common stock	1,250